Note Payable (Details Narrative) - USD ($)				1 Months Ended
	May 17, 2021	May 12, 2021	Oct. 06, 2020	Oct. 16, 2020	Oct. 31, 2011	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 20, 2018	Jun. 15, 2018	Sep. 30, 2013	Jan. 23, 2013
Line of Credit Facility [Line Items]
Accrued interest						$ 646,643	$ 509,997	$ 494,740
Promissory Note [Member] | Former Employee [Member]
Line of Credit Facility [Line Items]
Original principal amount												$ 40,000
Interest rate per annum												5.00%
Notes payable related parties current						0	15,427	15,427
Promissory Note [Member] | Trustee [Member]
Line of Credit Facility [Line Items]
Original principal amount			$ 1,390,000
Outstanding balance						1,368,479	1,378,222
Accrued interest						41,238	57,892
Debt Instrument, Interest Rate During Period			6.00%
Debt instrument term			30 years
Debt Instrument, Frequency of Periodic Payment				monthly basis
Debt Instrument, Periodic Payment				$ 8,333.75
Promissory Note [Member] | Lemon Glow Shareholders [Member]
Line of Credit Facility [Line Items]
Interest rate		5.00%
Original principal amount		$ 3,976,000
Outstanding balance						3,519,984	3,626,000
Accrued interest						89,733	0
Debt instrument term		36 months
Promissory Note [Member] | Accredited Investor [Member]
Line of Credit Facility [Line Items]
Original principal amount										$ 20,000
Interest rate per annum										8.00%
Outstanding balance						20,000	20,000	20,000
Accrued interest						12,900	11,000
Promissory Note [Member] | Darry l Kuecker Trustee [Member] | Trustee [Member]
Line of Credit Facility [Line Items]
Related party undivided interest			36.00%
Debt Instrument, Periodic Payment				3,000.15
Promissory Note [Member] | Shirley ann hunt [Member] | Trustee [Member]
Line of Credit Facility [Line Items]
Related party undivided interest			64.00%
Debt Instrument, Periodic Payment				$ 5,333.60
Hyundai Financing [Member] | Promissory Note [Member]
Line of Credit Facility [Line Items]
Original principal amount	$ 13,047
Outstanding balance						11,787	13,047
Debt Instrument, Periodic Payment	$ 251
Revolving Credit Facility [Member] | HSBC [Member] | UNITED STATES
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity					$ 150,000
Debt instrument basis spread on variable rate					0.25%
Interest rate									550.00%		3.25%
Line of credit covenant terms					In the event the deposit account is not established or minimum balance maintained, HSBC can charge a higher rate of interest of up to 4.0% above prime rate.
Line of credit						$ 25,982	$ 25,982	$ 25,982